Commitments and Contingencies - Additional Information - Petrojarl I (Detail) (USD $)	1 Months Ended		12 Months Ended
	Jun. 30, 2011	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Loss Contingencies [Line Items]
Operating lease arrangement period, lessor	10 years
Payment made towards commitments		$ 30,211,000	$ 30,211,000	$ 31,675,000
Petrojarl I FPSO [Member]
Loss Contingencies [Line Items]
Business acquisition, purchase price		57,000,000
Estimated cost of project		232,000,000
Operating lease arrangement period, lessor			5 years
Payment made towards commitments		1,400,000	1,400,000
Purchase obligation due in 2015		157,400,000	157,400,000
Purchase obligation due in 2016		$ 16,300,000	$ 16,300,000